Vanguard Total International Stock Market Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
International Stock Funds (99.9%)
Vanguard Developed Markets Index Fund Admiral Shares	12,842,223	137,412
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	5,406,525	137,326
Vanguard Emerging Markets Stock Index Fund Admiral Shares	2,918,979	81,235
Vanguard European Stock Index Fund Admiral Shares	1,191,482	64,304
Vanguard Pacific Stock Index Fund Admiral Shares	675,550	45,964
Vanguard FTSE All-World Ex-US Small-Cap Index Fund Admiral Shares	810,372	15,640
Vanguard FTSE Canada All Cap Index ETF	547,842	10,468
Total Investment Companies (Cost $625,449)		492,349
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.943% (Cost $37)	370	37

Total Investments (99.9%) (Cost $625,486)		492,386
Other Assets and Liabilities-Net (0.1%)		321
Net Assets (100%)		492,707
Cost rounded to $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Total International Stock Market Index Portfolio

At March 31, 2020, 100% of the market value of the portfolio's investments was determined based on
Level 1 inputs.

C. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the
Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The portfolio had no open futures contracts at March 31, 2020.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					March 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	179	NA1	NA1	(2)	—	2	—	37
Vanguard Developed
Markets Index Fund	111,110	85,497	20,999	1,446	(39,642)	471	—	137,412
Vanguard Emerging
Markets Stock Index
Fund	57,119	58,341	14,275	669	(20,619)	96	—	81,235
Vanguard European
Stock Index Fund	52,231	41,820	10,718	757	(19,786)	325	—	64,304
Vanguard FTSE
Canada All Cap Index
ETF	4,942	7,876	—	—	(2,350)	52	—	10,468
Vanguard FTSE All-
World ex-US Index
Fund	111,024	85,318	21,476	1,383	(38,923)	333	—	137,326
Vanguard FTSE All-
World ex-US Small-Cap
Index Fund	27,739	19,575	19,937	(4,410)	(7,327)	—	—	15,640
Vanguard Pacific Stock
Index Fund	37,595	27,755	7,939	371	(11,818)	6	—	45,964

Total	401,939	326,182	95,344	214	(140,465)	1,285	—	492,386

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Total International Stock Market Index Portfolio